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                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1.  Name and address of issuer:

      Cash Accumulation Trust, 2187 Atlantic Street, Stamford, CT 06902

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2.  Name of each series or class of funds for which this notice is filed:

      National Money Market Fund

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3.  Investment Company Act File Number:     811-4060

    Securities Act File Number:    2-91889

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4.  Last day of fiscal year for which this notice is filed:  September 30, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [  ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                                 N/A

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                 None

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                 None

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9.  Number and aggregate sale price of securities sold during the fiscal year:

         Number:  5,065,443,358         Aggregate Sales Price:  $5,065,443,358

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number:  5,065,443,358         Aggregate Sale Price:   $5,065,443,358

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number:  (included in Item 9)  Aggregate Sale Price:  $ (included in Item 9)
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12. Calculation of registration fee:

    (i)       Aggregate sale price of securities sold
              during the fiscal year in reliance on rule
              24f-2 (from Item 10):                        $   5,065,443,358
                                                           -----------------

    (ii)      Aggregate price of shares issued in connec-
              tion with dividend reinvestment plans (from
              Item 11, if applicable):                     +        n/a
                                                           -----------------
    (iii)     Aggregate price of shares redeemed or
              repurchased during the fiscal year (if
              applicable):                                 -    5,065,443,358
                                                           ------------------

    (iv)      Aggregate price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                  +        0
                                                           ------------------

    (v)       Net aggregate price of securities sold and
              issued during the fiscal year in reliance on
              rule 24f-2 [line (i), plus line (ii), less
              line (iii), plus line (iv)] (if applicable):
                                                                    0
                                                           ------------------

    (vi)      Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable
              law or regulation (see Instruction C.6):     x     1/3300
                                                           ------------------

    (vii)     Fee due [line (i) or line (v) multiplied by
              line (vi)]:                                  $        0
                                                           ==================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a).

                                                                      [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*    /s/ Newton B. Schott, Jr., Clerk
                              -------------------------------------------
                                 Newton B. Schott, Jr., Clerk
                              -------------------------------------------

    Date   11/26/96
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 *Please print the name and title of the signing officer below the signature.

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